Related Party Transactions - Disclosure of Information about Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Total compensation	$ 23	$ 30	$ 27
Short-term employee benefits	11	14	12
Post-employment benefits	1	1	2
Share-based payments	$ 11	$ 15	$ 13